SELECTED QUARTERLY FINANCIAL DATA 2 (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 2,668		$ 2,507		$ 2,089		$ 2,383		$ 2,604		$ 2,576		$ 2,422		$ 2,434
Quarterly Financial Data, Expenses And Other Income	2,359		2,178		2,141		2,026		2,198		2,188		1,836		2,091
Quarterly Financial Data, Net Income	305		290		74		251		308		319		494		260
Quarterly Financial Data, Earnings	293		268		62		236		285		289		503		254		859	1,331	709
Quarterly Financial Data, Net Income Per Share, Basic	$ 1.26	[1]	$ 1.20	[1]	$ 0.31	[1]	$ 1.04	[1]	$ 1.28	[1]	$ 1.33	[1]	$ 2.06	[1]	$ 1.08	[1]
Quarterly Financial Data, Earnings Per Share, Basic	$ 1.21	[1]	$ 1.11	[1]	$ 0.26	[1]	$ 0.98	[1]	$ 1.19	[1]	$ 1.21	[1]	$ 2.10	[1]	$ 1.06	[1]	$ 3.56	$ 5.55	$ 2.90
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic	242,000	[1]	241,700	[1]	241,100	[1]	240,600	[1]	239,800	[1]	239,500	[1]	239,400	[1]	240,100	[1]	241,347	239,720	244,736
Quarterly Financial Data, Net Income Per Share, Diluted	$ 1.23	[1]	$ 1.18	[1]	$ 0.30	[1]	$ 1.02	[1]	$ 1.27	[1]	$ 1.32	[1]	$ 2.05	[1]	$ 1.08	[1]
Quarterly Financial Data, Earnings Per Share, Diluted	$ 1.18	[1]	$ 1.09	[1]	$ 0.25	[1]	$ 0.97	[1]	$ 1.18	[1]	$ 1.20	[1]	$ 2.09	[1]	$ 1.05	[1]	$ 3.48	$ 5.51	$ 2.86
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted	247,600	[1]	245,800	[1]	246,300	[1]	243,800	[1]	241,800	[1]	241,900	[1]	240,800	[1]	241,900	[1]	246,693	241,523	247,942
San Diego Gas and Electric Company and Subsidiary [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	988		1,092		780		834		968		868		697		840
Quarterly Financial Data, Expenses And Other Income	796		822		611		656		699		658		584		677
Quarterly Financial Data, Operating Income	192		270		169		178		269		210		113		163
Quarterly Financial Data, Net Income	114		188		101		112		172		136		53		94
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests	(3)		(12)		(5)		(6)		(13)		(21)		19		(4)
Quarterly Financial Data, Earnings	111		176		96		106		159		115		72		90		489	436	374
Quarterly Financial Data, Dividends on Preferred Stock	(1)		(2)		(1)		(1)		(1)		(2)		(1)		(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	110		174		95		105		158		113		71		89
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	954		728		720		880		1,040		844		876		1,056
Quarterly Financial Data, Expenses And Other Income	867		609		625		761		911		709		773		937
Quarterly Financial Data, Operating Income	87		119		95		119		129		135		103		119
Quarterly Financial Data, Net Income	99		71		54		66		79		81		60		68
Quarterly Financial Data, Earnings																	290	288	287
Quarterly Financial Data, Dividends on Preferred Stock					(1)								(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	$ 99		$ 71		$ 53		$ 66		$ 79		$ 81		$ 59		$ 68

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.